Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair value measurements
Fair value measurements

20. Fair value measurements

Assets and liabilities disclosed at fair value

The cash and cash equivalents, restricted cash, short-term investments and time deposit are classified as Level 1 because their carrying values are the same as fair values using quoted market price. The Company’s other financial instruments included account receivables, short-term borrowing and certain amount of accrued expense and other liabilities as well as prepaid expense and other current asset. The carrying values of these financial instruments approximate to their fair values due to their short-term maturities and are classified within Level 3.

Assets measured at fair value on a nonrecurring basis

The Company measures its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

The Company also measures equity investments without readily determinable fair values on a nonrecurring basis. The non-recurring fair value measurements to the carrying amount of such investments usually require management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer from an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date (level 2). When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Company uses valuation methodology under the market approach which requires management to use unobservable inputs (level 3) such as selection of comparable companies and their multiples, and discount for lack of marketability.

As of December 31, 2021 and 2022, the Company measured long-term investments at fair value on a nonrecurring basis using valuation methodology under the market approach. In 2021, the significant unobservable inputs (level 3) include enterprise value to revenue multiple which was determined based on the median of selected comparable companies ranging from 2.5 times to 3.8 times, and the discount for lack of marketability which was estimated ranging from 30% to 33%. The fair value of the long-term investment was RMB 172 million (US$ 27 million) as of December 31, 2021. In 2022, the significant unobservable inputs (level 3) include enterprise value to revenue multiple which was determined based on the median of selected comparable companies ranging from 1.3 times to 2.1 times, and the discount for lack of marketability which was estimated at 30%. The fair value of the long-term investments was RMB 4 million (US$ 1 million) as of December 31, 2022.

The fair value information is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented. When the Company’s assessment indicates that an impairment exists, the Company writes down the investment to its fair value.

20. Fair value measurements - continued

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments, long-term investments with readily determinable fair values, derivative instruments, convertible senior notes and guarantee liabilities at fair value on a recurring basis. The Company measures its short-term investments at fair value using the redemption price of wealth management products (level 1) daily or net value (level 2) on a regular basis published by the banks or trust companies, quoted prices of marketable equity securities (level 1) and negotiable certificate of deposit in active markets (level 1). As the Company’s guarantee liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of guarantee liabilities. Guarantee liabilities are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2021 and 2022. The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets and presents the fair value for disclosure purposes only. The fair value of the convertible senior notes is classified as Level 2 fair value measurements based on dealer quotes. For further information on the convertible senior notes, see Note 14.

The following table summarizes the Company’s financial assets and liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2021 and 2022:

	As of December 31, 2021
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,412,379,263	3,514,221,498	—	5,926,600,761
Long-term investments with readily determinable fair values	62,425,472	—	—	62,425,472
Derivative instruments	—	17,375,517	—	17,375,517
Liabilities:
Guarantee liabilities	—	—	885,303	885,303
Convertible senior notes	—	611,000,109	—	611,000,109

	As of December 31, 2022
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,118,365,856	3,259,939,579	—	5,378,305,435
Long-term investments with readily determinable fair values	25,833,155	—	—	25,833,155
Liabilities:
Derivative instruments	—	163,128,402	—	163,128,402

20. Fair value measurements – continued

Assets and liabilities measured at fair value on a recurring basis - continued

	As of December 31, 2022
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	307,134,179	472,646,810	—	779,780,989
Long-term investments with readily determinable fair values	3,745,455	—	—	3,745,455
Liabilities:
Derivative instruments	—	23,651,395	—	23,651,395

As of December 31, 2021, the discounted cash flow methodology is used to estimate the fair value of guarantee liabilities. The significant unobservable inputs used in the fair value measurement of guarantee liabilities include the discount rate and expected delinquency rates applied in the valuation models. These inputs in isolation can cause significant increases or decreases in fair value. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of guarantee liabilities; conversely a decrease in the discount rate can significantly increase the fair value of the guarantee liabilities. The discount rate is determined based on the market rates. Increase in the expected delinquency rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected delinquency rates can significantly decrease the fair value of guarantee liabilities.

Significant Unobservable Inputs

		Range of Inputs
		Weighted - Average
		As of December 31,
Financial Liabilities	Unobservable Input	2021	2022
Guarantee liabilities	Discount rates	6.04%	Not applicable
	Expected delinquency rates	18.77% - 19.70%	Not applicable

Refer to Note 13.1 for additional information about Level 3 guarantee liabilities measured at fair value on a recurring basis for the years ended December 31, 2021 and 2022.